Establishment and operations (Tables)	12 Months Ended
Dec. 31, 2025
Establishment and operations
Summary of Consolidated subsidiaries

As of 31 December 2025, certain subsidiaries were decided to be held for sale or to be discontinued, subsidiaries listed below will be presented with the same alignment.

i)	Continued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	31-Dec-25	31-Dec-24	business activities
Swvl Inc.	British Virgin Islands	100%	100%	Holding company
Swvl Group Corp	British Virgin Islands	100%	100%	Holding company
Swvl Holdco Corp	British Virgin Islands	100%	100%	Holding company
Pivotal Merger Sub Company I	Cayman Islands	100%	100%	Merger entity
Swvl Mobility Solutions Corp.	United States of America	100%	—%	Platform for passenger transportation
Swvl for Smart Transport Applications and Services LLC	Egypt	99.8%	99.8%	Platform for passenger transportation
Swvl Saudi for Information Technology	Kingdom of Saudi Arabia (“KSA”)	100%	100%	Platform for passenger transportation
Swvl Saudi Regional Headquarters	Kingdom of Saudi Arabia (“KSA”)	100%	100%	Platform for passenger transportation
Smart Mobility Solutions for Transportation Services (i)	Kingdom of Saudi Arabia (“KSA”)	—	—	Platform for passenger transportation
Swvl for Mobility Solutions FZE (i)	United Arab Emirates (“UAE”)	—	—	Platform for passenger transportation
ii)	Discontinued operations

	Country of	Legal ownership %		Principal
Company name	incorporation	31-Dec-25	31-Dec-24	business activities
Swvl NBO Limited	Kenya	100%	100%	Platform for passenger transportation
Swvl Technologies Ltd.	Kenya	100%	100%	Platform for passenger transportation
Smart Way Transportation LLC (ii)	Jordan	—	—	Platform for passenger transportation
Swvl My For Information Technology SDN BHD	Malaysia	100%	100%	Platform for passenger transportation
Viapool Inc.	Delaware, USA	51%	51%	Holding company
Movilidad Digital SAS, a subsidiary of Viapool, Inc.	Argentina	51%	51%	Platform for passenger transportation
Viapool SRL, a subsidiary of Viapool, Inc.	Argentina	51%	51%	Platform for passenger transportation
Viapool SPA, a subsidiary of Viapool, Inc.	Chile	51%	51%	Platform for passenger transportation
Swvl Brasil Tecnologia LTDA, a subsidiary of Viapool, Inc.	Brazil	51%	51%	Platform for passenger transportation
Swvl Germany GmbH (formerly “Blitz B22-203 GmbH”)	Germany	100%	100%	Holding company
Door2Door GmbH, a subsidiary of Swvl Germany GmbH	Germany	100%	100%	Platform for passenger transportation

In certain cases, the Group is required to have a resident as one of the shareholders besides the Parent Company to comply with local laws and regulations. However, in such cases, the Group continues to remain the economic beneficiary of the shareholding held by such resident shareholder and therefore is said to have a “beneficial ownership” of such non-controlling interests, except as indicated. Legal ownership and beneficial ownership are the same except as indicated below.

(i)	The Parent Company’s subsidiary’s Swvl for Mobility Solutions FZE and Smart Mobility Solutions for Transportation Services were incorporated during the year ended 31 December 2024. The subsidiaries are currently legally owned by a member of the Group’s management and are in the process of a legal ownership transfer to the Group. The subsidiaries have been consolidated based on the beneficial ownership and effective control.
(ii)	The Parent Company’s subsidiary Smart Way Transportation LLC was incorporated during the year ended 31 December 2021. The subsidiary is currently legally owned by a member of the Group’s management. During 2022, the Group’s board of directors resolved to discontinue the subsidiary’s operations (Note 30). As of 31 December 2025, the company is still in liquidation process. The subsidiary has been consolidated based on the beneficial ownership and effective control.
(iii)	The Parent Company’s subsidiary Swvl for Smart Transport Applications and Services LLC is owned 0.02% by a member of Group’s management, as the nominee for the Company, the Group does not have any non-controlling interest related to this ownership.